RESTRICTED STOCK AWARDS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation					$ 4,600,000
Unrecognized stock-based compensation period			3 years 3 months 18 days		2 years 2 months 12 days
Restricted stock awards recognized	$ 24,000	$ 0	$ 48,000	$ 54,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation	$ 100,000		$ 100,000		$ 2,400,000
Unrecognized stock-based compensation period					7 months 6 days
Weighted average non-performance years			6 months
Weighted average shares unvested	65,598		65,598
Weighted average grant date fair value	$ 2,300,000		$ 2,300,000